UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479


                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                December 31, 2008
                                   (unaudited)

                                                                          COMMITMENT /       UNFUNDED                      % OF NET
                        DESCRIPTION                                     PRINCIPAL AMOUNT    COMMITMENT         VALUE         ASSETS
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS"), (59.26%)(1)
     Harrison Street Real Estate Partners I, LP                            $  5,249,444   $    665,097     $  3,704,722       10.50%
     Legacy Partners Realty Fund I, LLC                                       2,000,000             --        1,981,960        5.62%
     Urban American Real Estate Fund II, LP                                   5,000,000      3,240,470        1,806,623        5.12%
     Parmenter Realty Fund III, LP                                            2,500,000        544,213        1,778,055        5.04%
     Keystone Property Fund II, LP                                            2,500,000        125,000        1,714,422        4.86%
     Barrow Street Real Estate Investment Fund III, LP                        4,000,000        810,000        1,593,253        4.51%
     Legacy Partners Realty Fund II, LLC                                      2,800,000         10,079        1,550,508        4.39%
     Exeter Industrial Value Fund, LP                                         5,000,000      3,000,000        1,541,264        4.37%
     Five Arrows Realty Securities IV, LP                                     2,000,000        429,369        1,310,397        3.71%
     Guardian Realty Fund II, LLC                                             1,500,000        207,692        1,296,961        3.68%
     RREEF America REIT III, Inc.                                             1,500,000             --          955,246        2.71%
     Legg Mason Real Estate Capital II, Inc.                                  1,500,000        525,000          937,049        2.65%
     Thor Urban Property Fund II, Inc.                                        5,000,000      4,257,223          669,327        1.90%
     Transwestern Mezzanine Realty Partners II, LLC                           1,478,000        313,013          207,660        0.59%
                                                                           ------------   ------------     ------------     --------
             Total private equity real estate funds (cost $26,723,711)     $ 42,027,444   $ 14,127,156     $ 21,047,447       59.65%
                                                                           ============   ============     ============     ========
FIXED INCOME SECURITIES, (40.74%)
    FHLB, Dated 01/06/06, 4.625%, Due 02/18/11                             $    650,000   $         --     $    695,553        1.97%
    FHLMC Guaranteed Multiclass Mortgage Participating Certificates:
       Series 3228, Class PA, Dated 10/01/06, 5.5%, Due 03/15/22              3,295,924             --        3,334,570        9.45%
       Series 2844, Class PQ, Dated 08/01/04, 5.0%, Due 05/15/23              1,049,624             --        1,053,163        2.98%
    FHLMC Dated 02/27/08, 5.0%, Due 02/27/23                                    975,000             --          974,894        2.76%
    FHLMC Dated 01/16/04, 4.5%, Due 01/15/14                                    300,000             --          330,900        0.94%
    FHLMC Dated 09/16/99, 6.625%, Due 09/15/09                                  300,000             --          312,420        0.89%
    FHLMC Dated 10/30/08, 4.5%, Due 10/30/13                                    240,000             --          240,432        0.68%
    FNMA Guaranteed REMIC Trust Pass Thru Certificates:
       Series 2002-83, Class LD, Dated 11/01/02, 5.5%, Due 12/25/27             105,784             --          105,582        0.30%
    FNMA Series 2003-21, Class XD, Dated 02/01/03, 5.5%, Due 04/25/28         1,275,299             --        1,277,113        3.62%
    FNMA, Dated 11/30/04, 5.00%, Due 12/02/21                                 1,000,000             --        1,003,712        2.85%
    FNMA, Dated 12/19/06, 4.625%, Due 12/15/09                                  850,000             --          880,404        2.50%
    FNMA, Dated 04/21/06, 5.125%, Due 04/15/11                                  650,000             --          703,096        1.99%
    FNMA, Dated 11/23/05, 4.75%, Due 12/15/10                                   650,000             --          694,922        1.97%
    FNMA, Dated 06/08/99, 6.375%, Due 06/15/09                                  450,000             --          462,182        1.31%
    FNMA, Dated 02/07/08, 2.50%, Due 04/09/10                                   300,000             --          305,057        0.87%
    FNMA, Dated 08/01/08, 5.50%, Due 09/01/23                                   277,754             --          286,518        0.81%
    FNMA, Dated 05/01/08, 5.50%, Due 06/01/23                                   202,000             --          209,910        0.59%
    GNMA Series 2008-27, Class JA, Dated 03/01/08, 5.75%, Due 08/20/37          400,000             --          407,433        1.15%
    GNMA Series 2008-79, Class BA, Dated 09/01/08, 5.5%, Due 08/20/38           400,000             --          402,558        1.14%
    GNMA Series 2008-84, Class JA, Dated 10/01/08, 5.5%, Due 09/20/38           250,000             --          253,592        0.72%
    Western Asset Money Market Fund                                             536,606             --          536,606        1.52%
                                                                           ------------                    ------------     --------
             Total fixed income securities (cost $14,311,633)              $ 14,157,991                    $ 14,470,617       41.01%
                                                                           ------------                    ------------     --------
             Total investments at fair value (cost $41,035,344)                                            $ 35,518,064      100.66%
                                                                                                           ============     ========

*Percentages are based on net assets of $35,283,470.

(1) Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

At December 31, 2008, the aggregate cost of investments for tax purposes was approximately $41,035,344. Net unrealized depreciation on investments for tax purposes was $(5,517,280) consisting of $493,209 of gross unrealized appreciation and $(6,010,489) of gross unrealized depreciation.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                December 31, 2008
                            (unaudited) (concluded)

In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. Madison Harbor Balanced Strategies, Inc. adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

   o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
   o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
   o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at December 31, 2008:

                                                 Level 1                Level 2         Level 3      Total

             Investments                              $0            $14,470,617     $21,047,447     $35,518,064
                                    --------------------   --------------------   -------------   -------------


The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                           Change in unrealized                   Net transfers      Ending
             Beginning Balance as                              appreciation/      Net purchase/   in and/or out   Balance as of
                 of 3/31/08         Realized gain/(loss)      (depreciation)          sales        of Level 3      12/31/08
             --------------------   --------------------   --------------------   -------------   -------------   -------------
                      $21,241,075                     $0           ($6,426,909)      $6,233,281              $0     $21,047,447
             --------------------   --------------------   --------------------   -------------   -------------   -------------


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Madison Harbor Balanced Strategies, Inc.


By                                      /s/ Edward M. Casal
                                        ------------------------
                                        Edward M. Casal
                                        Chief Executive Officer
Date: February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                                      /s/ Edward M. Casal
                                        ------------------------
                                        Edward M. Casal
                                        Chief Executive Officer


Date: February 27, 2009

By                                      /s/ Michael Fortier
                                        ------------------------
                                        Michael Fortier
                                        Chief Financial Officer
Date: February 27, 2009